Cash and Cash Equivalents and Financial Investments - Cash and cash equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents and financial investments details [abstract]
Cash and bank deposits In local currency	R$ 117,231	R$ 73,128
In foreign currency	88,251	74,798
Fixed-income securities	3,722,308	4,821,605
Fixed-income securities	11,161	32,473
Total cash and cash equivalents	R$ 3,938,951	R$ 5,002,004	R$ 4,274,158	R$ 4,274,158	R$ 2,702,893